ELECTRIC POWER CONCESSIONS AND AUTHORIZATIONS - General Information (Details)	Dec. 31, 2019 km GW
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts) | GW	63
Transmission lines (in kilometers) | km	80,040